CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $)	Preferred Stock - Series A	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance, value at Apr. 27, 2011
Balance, shares at Apr. 27, 2011
Recapitalization of the Company, Share		25,000,000
Recapitalization of the Company, Value		2,500	1,997,530		2,000,030
Net loss				(1,119,783)	(1,119,783)
Balance, value at Dec. 31, 2011		2,500	1,997,530	(1,119,783)	880,247
Balance, shares at Dec. 31, 2011		25,000,000
Recapitalization of the Company, Share		25,000,000
Recapitalization of the Company, Value		2,500	(2,930,224)		(2,927,724)
Issuance of Stock for Cash, Share	5,000,000	9,112,500
Issuance of Stock for Cash, Value	500	912	3,560,088		3,561,000
Issuance of Common Stock to Officers for Services, Share		9,100,000
Issuance of Common Stock to Officers for Services, Value		910	2,039,090		2,040,000
Issuance of Common Stock to Consultants for Services, Share		2,900,000
Issuance of Common Stock to Consultants for Services, Value		290	1,596,710		1,597,000
Stock based Compensation in Connection with Options Granted to Employees and Consultants, Value			150,397		150,397
Issuance of Common Stock in Connection with Acquisition of Mineral Rights, Shares		6,000,000
Issuance of Common Stock in Connection with Acquisition of Mineral Rights, Value		600	2,399,400		2,400,000
Net loss				(8,314,239)	(8,314,239)
Balance, value at Dec. 31, 2012	$ 500	$ 7,712	$ 10,812,491	$ (9,434,022)	$ 1,386,681
Balance, shares at Dec. 31, 2012	5,000,000	7,712,500